Document And Entity Information	Aug. 07, 2025
Document Information [Line Items]
Entity, Registrant Name	TRUBRIDGE, INC.
Document, Type	8-K
Document, Period End Date	Aug. 07, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41992
Entity, Tax Identification Number	74-3032373
Entity, Address, Address Line One	54 St. Emanuel Street
Entity, Address, City or Town	Mobile
Entity, Address, State or Province	AL
Entity, Address, Postal Zip Code	36602
City Area Code	251
Local Phone Number	639-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	TBRG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001169445